Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2023	Apr. 30, 2024
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Entity File Number	001-42040
Entity Registrant Name	SCHMID Group N.V.
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Robert-Bosch-Str. 32-36
Entity Address, City or Town	Freudenstadt
Entity Address, Country	DE
Entity Address, Postal Zip Code	72250
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		42,974,862
Entity Central Index Key	0001987240
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	KPMG AG
Auditor Location	Munich, Germany
Auditor Firm ID	1021
Business Contact
Contact Personnel Name	Julia Natterer
Contact Personnel Email Address	natterer.ju@schmid-group.com
Entity Address, Address Line One	Robert-Bosch-Str. 32-36
Entity Address, City or Town	Freudenstadt
Entity Address, Country	DE
Entity Address, Postal Zip Code	72250
City Area Code	+49
Local Phone Number	7441 538 0
Class A Ordinary Shares, par value €0.01 per share
Title of 12(b) Security	Class A Ordinary Shares, par value €0.01 per share
Trading Symbol	SHMD
Security Exchange Name	NASDAQ
Redeemable Warrants, each exercisable for one Class A Ordinary Share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, eachexercisable for one Class A OrdinaryShare at an exercise price of $11.50per share
Trading Symbol	SHMD.WS
Security Exchange Name	NASDAQ